INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of income tax assets

	December 31,
Deferred tax assets:	2014	2013
Net operating loss before non-deductible items	$(312,781)	$-
Tax rate	34%	34%
Total deferred tax assets	106,345	-
Less: Valuation allowance	(106,345)	-

Net deferred tax assets	$-	$-